PROVISION FOR INCOME TAXES (Details)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 CAD	Dec. 31, 2014 USD ($)
Provision For Income Taxes Details
Net operating losses carryforward		CAD 2,276,753	$ 2,164,429
Temporary and permanent tax differences			(378,000)
Valuation allowance		CAD (2,276,753)	$ (1,786,429)
Deferred Tax Assets, Net, Total